FOCUSED SERIES INC.

              Supplement to the Prospectus Dated February 28, 2005

In the section titled "Management" under the heading "PORTFOLIO MANAGEMENT," the portfolio management disclosure with respect to Hotchkiss and Wiley Capital Management, LLC, of the Focused 2000 Value Portfolio is deleted and replaced in its entirety with the following, effective March 9, 2005.

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                                                        Name and Title of
                                                        Portfolio Manager(s)
Portfolio or Managed                                    (and/or Management
Component                       Manager(s)              Team(s))                     Experience
----------------------------------------------------------------------------------------------------------------------------
Focused 2000 Value Portfolio    AIG SunAmerica Asset    Steven Neimeth               Mr. Neimeth is a portfolio manager
                                Management                                           and senior vice president at
                                                                                     SunAmerica. Mr. Neimeth has over
                                                                                     ten years of experience in the
                                                                                     investment industry, focusing the
                                                                                     past five years on the large-cap
                                                                                     value segment of the market. Prior
                                                                                     to joining SunAmerica in April
                                                                                     2004, Mr. Neimeth was a portfolio
                                                                                     manager of the Neuberger Berman
                                                                                     Large-Cap Value Fund, and between
                                                                                     1997 and 2002, he was a portfolio
                                                                                     manager and research analyst at
                                                                                     Bear Sterns Asset Management. Mr.
                                                                                     Neimeth holds a Bachelor of Arts
                                                                                     from Hobart & William Smith
                                                                                     Colleges and a Masters of Business
                                                                                     Administration from the Johnson
                                                                                     School of Management at Cornell
                                                                                     University.
----------------------------------------------------------------------------------------------------------------------------

         Effective March 9, 2005, Hotchkiss & Wiley Capital Management, LLC ("Hotchkiss") was terminated as a subadviser to a portion of the Focused 2000 Value Portfolio. Until a replacement for Hotchkiss is selected, AIG SunAmerica Asset Management Corp., as manager, will monitor that portion of the Portfolio.

Dated: March 11, 2005